SUPPLEMENT DATED OCTOBER 26, 2009
TO
PROSPECTUS DATED MAY 1, 2003

INVESTRAC GOLD VARIABLE ANNUITY CONTRACT
ISSUED BY
AMERICAN NATIONAL INSURANCE COMPANY
THROUGH ITS
AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT

This supplement amends your prospectus. Please read it carefully and keep it with your prospectus for future reference. The address to use (beginning December 1, 2009) to mail additional purchase payments and other transaction and service requests after a contract has been issued is being changed. More specifically, the prospectus is modified as follows:

1.     Page ten (10): Delete paragraph under title “If I Have Questions, Where Can I Go?” as follows:

     “If you have any questions about the Contracts, you can contact your registered representative or write us at P.O. Box 1893, Galveston, Texas 77553-1893 or call us at 1-800-306-2959.

and replace it with the following:

     “If you have any questions about the Contracts, you can contact your registered representative or write to us at American National Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269.”

2.     Page eighteen (18): Delete the paragraph under title “Allocation of Purchase Payments” as follows:

     “After the “free look” period, Purchase Payments will be allocated to the subaccounts and the Fixed Account according to your instructions in the application. You can change these allocations at any time by written instruction to our home office or by telephone, if a properly completed telephone transfer authorization form is on file with us.”
     and replace it with the following:

“After the “free look” period, Purchase Payments will be allocated to the subaccounts and the Fixed Account according to your instructions in the application. You can change these allocations at any time by written instruction to American National Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269 or by telephone, if a properly completed telephone transfer authorization form is on file with us.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

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